Stockholders' Equity (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	191,500,000	191,500,000	191,500,000		105,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	3,290,101	3,534,570	3,290,101		3,149,356
Common stock, shares outstanding	3,252,636	3,472,730	3,252,636		3,121,514
Ordinary shares, authorized	191,500,000	191,500,000	191,500,000		105,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, voting rights		one vote	one vote
Environmental Impact Acquisition Corp
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Converted basis, percentage		20.00%
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Warrants, description	Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Public Warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business trading days before sending the notice of redemption to warrant holders.
Business Combination [Member] | Environmental Impact Acquisition Corp
Stockholders' Equity (Details) [Line Items]
Business combination, description	(x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Class A Common Stock | Environmental Impact Acquisition Corp
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	0	20,700,000	0
Common stock, shares outstanding	0	20,700,000	0
Converted basis, percentage	20.00%
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	Holders of Class A common stock are entitled to one vote for each share.
Class B Common Stock | Environmental Impact Acquisition Corp
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,175,000	5,175,000	5,175,000
Common stock, shares outstanding	5,175,000	5,175,000	5,175,000
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	Holders of Class B common stock are entitled to one vote for each share.